Financial risk management - Foreign currency risk (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Foreign currency risk
Current assets	$ 155,114,443			$ 14,046,444
Current liabilities	4,330,437			6,927,737
Cash	154,305,044			13,543,024			$ 103,640
Cash	85,459,126			13,534,000
Brazilian Reais
Foreign currency risk
Cash	$ 699,288	R$ 3,050,962		4,124	R$ 16,811
Percentage of increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in P&L due possible increase in risk assumption	$ 138,000
United States Dollars
Foreign currency risk
Cash	$ 84,759,838		$ 67,088,680	$ 13,529,876		$ 10,613,332
Percentage of decrease in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in P&L due possible decrease in risk assumption	$ 8,581,000
Currency risk [member] | Brazilian Reais
Foreign currency risk
Current assets | R$		R$ 4,279,062			1,169,783
Current liabilities | R$		R$ 10,286,288			R$ 3,589,600
Currency risk [member] | United States Dollars
Foreign currency risk
Cash			$ 67,088,680			$ 10,613,332